DEBT (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Components of long-term debt
Long-term and short-term debt was as follows:

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Total long-term debt and short-term debt	1,061,084	1,138,302
Less: current portion of long-term debt and short-term debt	(194,413)	(180,065)
Long-term debt(1)	866,671	958,237

(1) The amounts presented in the table above, are net of the deferred charges amounting to $5.6 million as of December 31, 2023 (December 31, 2022: $6.2 million).

Future repayments of outstanding debt
Our outstanding gross debt as of December 31, 2023 was repayable as follows:

	Successor
(in thousands of $)	CoolCo debt	VIE debt (1)	Total debt
2024	116,852	79,453	196,305
2025	76,851	—	76,851
2026	76,851	—	76,851
2027	409,706	—	409,706
2028 and thereafter	306,934	—	306,934
Total	987,194	79,453	1,066,647
Deferred finance charges	(5,563)	—	(5,563)
Total	981,631	79,453	1,061,084
(1) These amounts relate to certain lessor VIE entities (see Note 5).

Components of debt
Debt is comprised of the following:

	Successor		Maturity date
(in thousands of $)	December 31, 2023	December 31, 2022
Senior Secured Sustainability Linked Amortizing Term Loan	485,303	540,388	February 2027
$520.0 million term loan facility	461,891	500,630	May 2029
Newbuild Vessel pre-delivery facility	40,000	—	Expected by the end of 2024
CoolCo Debt	987,194	1,041,018
ICBCL VIE loans:
- Golar Kelvin facility	64,758	74,400	January 2025
- Golar Ice facility	14,695	29,070	January 2025
Total debt (gross)	1,066,647	1,144,488
Deferred finance charges	(5,563)	(6,186)
Total debt	1,061,084	1,138,302